Subsequent Events	6 Months Ended
Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Note 21: Subsequent Events In July 2022, the Company repurchased approximately $200 million of its common shares under its NCIB.